Equity Incentive Plan - Schedule of Assumptions Utilized to Estimate the Fair Value of Stock Options Granted (Details) - Tyme Technologies, Inc. and Subsidiaries [Member]	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Summary Of Stock Option Activities [Line Items]
Dividend yield	0.00%	0.00%
Minimum [Member]
Summary Of Stock Option Activities [Line Items]
Risk-free interest rate	0.28%	0.174%
Expected volatility	95.39%	88.02%
Expected term	2 years 8 months 12 days	2 years 9 months 18 days
Maximum [Member]
Summary Of Stock Option Activities [Line Items]
Risk-free interest rate	2.34%	0.527%
Expected volatility	105.37%	101.67%
Expected term	6 years 1 month 6 days	6 years 1 month 6 days